Debt 7.75% Senior Subordinated Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Gross	$ 2,500,434,000	$ 2,473,927,000
Debt Instrument, Repurchased Face Amount	150,000,000
Gains (Losses) on Extinguishment of Debt	(51,496,000)	(35,092,000)	0
Current Fiscal Year End Date	--12-31
Write off of Deferred Debt Issuance Cost	4,784,000	12,466,000	6,012,000
7.75% Senior Subordinated Notes, Due 2020 [Member]
Long-term Debt, Gross	400,000,000	550,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Debt Instrument, Initial Face Value	400,000,000
Deferred Finance Costs, Gross	12,600,000
Amortization of Financing Costs	1,200,000	1,200,000	1,100,000
Offering Of Additional Senior Subordinated Notes Aggregate Principal Amount	150,000,000
Derivative, Variable Interest Rate	4.22%
Initial 7.75% Swap Agreement [Member] | 7.75% Senior Subordinated Notes, Due 2020 [Member]
Derivative, Basis Spread on Variable Rate	3.87%
Additional 7.75% swap agreement [Member] | 7.75% Senior Subordinated Notes, Due 2020 [Member]
Derivative, Basis Spread on Variable Rate	5.32%
Additional 7.75% swap agreement [Member]
Gains (Losses) on Extinguishment of Debt	5,400,000
7.75% Senior Subordinated Notes, Due 2020 [Member]
Gains (Losses) on Extinguishment of Debt	19,300,000
Write off of Deferred Debt Issuance Cost	$ 2,300,000